Payments, by Government - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands	Taxes	Fees	Total Payments
Total	$ 2,000	$ 437	$ 2,437
UNITED STATES
Total	$ 2,000	$ 437	$ 2,437